Loans receivable, net	12 Months Ended
Dec. 31, 2023
Loans receivable, net
Loans receivable, net

Note 4- Loans receivable, net

The annualized interest rates on loans issued ranged between 6% and 48% for the year ended December 31, 2023, and ranged between 5% and 42% for the year ended December 31, 2022.

Loans receivable consisted of the following:

	December 31,
	2023	2022
Loans receivable, gross
Personal loans	$7,099	$7,622
Corporate loans	14,603	7,000
Subtotal	21,702	14,622
Provision for loan losses (Note 20)	(2,023)	(2,072)
Total loans receivable, net	$19,679	$12,550
Less: classified as non-current loans receivable, net	(12,484)	(4,170)
Total current loans receivable, net	$7,195	$8,380

The following is a maturity analysis of the Company’s loans receivable, net as of December 31, 2023:

For the year ending December 31,	Amount
2024	$7,195
2025	12,482
2026 and thereafter	2
Total loans	19,679

The Company originates loans to customers located primarily in Hong Kong.

As of December 31, 2023 and 2022, the Company had 15 and 14 personal loan customers, and 11 and 4 corporate loan customers, respectively. Provision for loan losses is estimated on an annually basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the year ended December 31, 2023 and 2022, a reversal of provision of $49 and $973 were recognized to the consolidated statement of comprehensive loss. For the year ended 2021, a provision of $1,386 was charged to the consolidated statement of comprehensive loss, and no write-offs against provisions was made.

The following table represents the aging of loans receivable, net as of December 31, 2023 and 2022:

	December 31,
	2023	2022
1‑89 days past due	$1	$1
90‑179 days past due	3,105	—
180‑365 days past due	—	—
Over 1 year past due *	—	—
Total past due	$3,106	$1
Loans without overdue	16,573	12,449
Total loans, net	$19,679	$12,550

As of December 31, 2023 and 2022, the Company had loans receivable of $1,154 and $1,154 as aging over 1 year past due. A provision of $1,154 and $1,154 were charged to aging over 1 year past due for the year ended December 31, 2023 and 2022.

The following table summarizes the Company’s loan portfolio by categories as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Installment loans to individuals	$595	$421
Real estate backed loan	5,288	6,419
Securities backed loan	1,058	3,035
Commercial loans	12,738	2,675
Total loans, net	$19,679	$12,550

Installment loans to individuals

Installment loans to individuals are unsecured loans offered to individual borrowers by assessing their abilities to repay their loans and interest. The factors used to determine the borrower’s ability to repay include the borrower’s current income, current assets, credit history and employment status.

Real estate backed loans

A real estate backed loan is a loan in which the borrower puts up a real estate under his/her ownership, possession or control, as collateral for the loan. The loan is secured against the collateral and the Company does not take physical possession of the collateral at the time the loan is made. The Company will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession of the collateral and sell it to recover the outstanding balance owed. If the sale proceeds of the collateral is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Securities backed loans

A securities backed loan is a loan in which the borrower puts up securities of public listed companies under his/her ownership as collateral for the loan. The loan is secured against the collateral and the Company obtains physical possession of the original share certificates since the loan is made. The Company verifies ownership of the securities by examining proof of ownership. Both the borrower and the Company have to sign a share pledge agreement to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession and sell securities to recover the outstanding balance owed. If the sale proceeds of securities is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Commercial loans

Commercial loans are unsecured loans offered to corporations by assessing their capacities to make timely principal and interest payments. The factors used to determine the corporations’ ability to repay include state of economy, recent industry performance and financial conditions of the corporations as well as the owners of the corporations.